Financial Instruments (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Financial liabilities	R$ 26,302,110	R$ 23,349,153
Itaipu [Member] | Currency risk [Member]
Disclosure of financial liabilities [line items]
Financial assets and liabilities risk	USD appreciation
Baseline [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	R$ (22,577,457)
Baseline [Member] | Currency risk [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	(147,233)
Baseline [Member] | Itaipu [Member] | Currency risk [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	(147,233)
Probable [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	(2,001,108)
Probable [Member] | Currency risk [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	64
Probable [Member] | Itaipu [Member] | Currency risk [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	64
Scenario 1 [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	(2,501,385)
Scenario 1 [Member] | Currency risk [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	(36,728)
Scenario 1 [Member] | Itaipu [Member] | Currency risk [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	(36,728)
Scenario 2 [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	(3,001,663)
Scenario 2 [Member] | Currency risk [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	(73,520)
Scenario 2 [Member] | Itaipu [Member] | Currency risk [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	R$ (73,520)